IFRS 7 - Disclosure - Credit Risk - Summary of Securitization Exposures (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of credit risk exposure [line items]
Credit exposure	$ 756,150	$ 715,622
Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Credit exposure	64,286	51,983
Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Credit exposure	14,199	13,661
Securitization exposures [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Credit exposure	14,199	13,655
Securitization exposures [member] | Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Credit exposure	10,688	13,661
Securitization exposures [member] | Internal Ratings Based [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Credit exposure	10,688	13,655
Securitization exposures [member] | Internal Ratings Based [member] | Equivalent external rating for S&P AAA to BBB- [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Credit exposure	10,688	11,394
Securitization exposures [member] | Internal Ratings Based [member] | Equivalent external rating for S&P unrated [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Credit exposure		$ 2,261
Securitization exposures [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Credit exposure	3,511
Securitization exposures [member] | Standardized approach risk [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Credit exposure	$ 3,511